Basic and Diluted Loss Per Share	12 Months Ended
Dec. 31, 2023
Basic and Diluted Loss Per Share [Abstract]
Basic and diluted loss per share

Note 26 — Basic and diluted loss per share

The calculation of the basic and diluted loss per share attributable to the shareholders of the Group is based on the following data:

(Loss) earnings

	2023	2022	2021
	EUR	EUR	EUR
(Loss) earnings that contribute to owners of parent	(4,438,440)	(1,226,855)	(87,056)

Number of shares

	2023	2022	2021
Weighted average number of ordinary shares for the purposes of basic (loss) earnings per share (Ordinary shares Class A)	7,700,000	5,203,562	2,850,000
Weighted average number of ordinary shares for the purposes of basic (loss) earnings per share (Ordinary shares Class B)	3,702,068	709,301	100,000

Diluted (loss) earnings per share is calculated by adjusting the weighted average number of ordinary shares in issue during the year to assume conversion of all dilutive potential ordinary shares. The Company had no dilutive shares as of December 31, 2023, 2022 and 2021.

The Group computes net (loss) earnings per share of Ordinary Shares Class A and Ordinary Shares Class B stock using the two-class method. Basic net (loss) earnings per share is computed using the weighted-average number of shares outstanding during the period. Diluted net (loss) earnings per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of restricted stock units and other contingently issuable shares. The dilutive effect of outstanding restricted stock units and other contingently issuable shares is reflected in diluted earnings per share by application of the treasury stock method.

The rights, including the liquidation and dividend rights, of the holders of our Ordinary Shares Class A and Ordinary Shares Class B stock are identical, except with respect to voting.

In the years ended December 31, 2023, 2022 and 2021, the net (loss) earnings per share amounts are the same for Ordinary Shares Class A and Ordinary Shares Class B stock because the holders of each class are entitled to equal per share dividends or distributions in liquidation.

The following table sets forth the computation of basic and diluted net (loss) earnings per share for the years ended December 31, 2023, 2022 and 2021, which includes both Ordinary Shares Class A and Ordinary Shares Class B:

	2023		2022		2021
	Ordinary shares Class A	Ordinary shares Class B	Ordinary shares Class A	Ordinary shares Class B	Ordinary shares Class A	Ordinary shares Class B
Net (loss) earnings per share, basic and diluted
Numerator:
Allocation of undistributed net (loss) earnings	(2,936,572)	(1,411,868)	(1,079,683)	(147,172)	(84,105)	(2,951)
Denominator:
Weighted average shares	7,700,000	3,702,068	5,203,562	709,301	2,850,000	100,000
Basic and diluted net (loss) earnings per share	(0.38)	(0.38)	(0.21)	(0.21)	(0.03)	(0.03)